Segment Information - Summary of Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [Line Items]
Operating revenues	₩ 26,595,245	₩ 26,234,206	₩ 25,205,659
Operating income (loss)	1,428,449	1,968,157	1,699,397
Depreciation and Amortization	3,810,131	3,655,879	3,607,638
Operating segments [member]
Disclosure of operating segments [Line Items]
Operating revenues	31,782,093	31,456,833	29,737,242
Operating income (loss)	1,385,818	2,073,417	1,755,230
Depreciation and Amortization	3,928,820	3,852,350	3,712,507
Operating segments [member] | ICT [member]
Disclosure of operating segments [Line Items]
Operating revenues	18,698,964	18,697,269	18,734,342
Operating income (loss)	1,193,333	1,347,405	1,170,920
Depreciation and Amortization	3,183,408	3,105,807	3,217,643
Operating segments [member] | Finance [member]
Disclosure of operating segments [Line Items]
Operating revenues	3,723,286	3,615,307	3,526,743
Operating income (loss)	91,591	119,805	104,511
Depreciation and Amortization	37,150	47,638	46,223
Operating segments [member] | Satellite TV [member]
Disclosure of operating segments [Line Items]
Operating revenues	714,574	709,160	665,081
Operating income (loss)	(70,170)	19,797	61,398
Depreciation and Amortization	52,871	58,413	60,980
Operating segments [member] | Real estate [Member]
Disclosure of operating segments [Line Items]
Operating revenues	499,997	474,954	336,218
Operating income (loss)	73,496	113,134	27,498
Depreciation and Amortization	70,653	65,457	60,459
Operating segments [member] | Others [member]
Disclosure of operating segments [Line Items]
Operating revenues	8,145,272	7,960,143	6,474,858
Operating income (loss)	97,568	473,276	390,903
Depreciation and Amortization	584,738	575,035	327,202
Elimination [member]
Disclosure of operating segments [Line Items]
Operating revenues	(5,186,848)	(5,222,627)	(4,531,583)
Operating income (loss)	42,631	(105,260)	(55,833)
Depreciation and Amortization	₩ (118,689)	₩ (196,471)	₩ (104,869)